Exhibit 1

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Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Last Mile Logistics Pan Euro Finance DAC

3rd Floor Fleming Court
Fleming Place
Dublin
D04 N4X9

Ireland

(the “Issuer”)

Barclays Bank PLC

5 The North Colonnade

Canary Wharf

London

E14 4BB

United Kingdom

(“Barclays”)

Goldman Sachs International

Plumtree Court, 25 Shoe Lane,

London

EC4A 4AU

United Kingdom

(“Goldman Sachs”, and together with Barclays, the “Co-Arrangers”)

17 June 2021

Dear Sirs/Madams,

PROPOSED ISSUE BY LAST MILE LOGISTICS PAN EURO FINANCE DAC OF COMMERCIAL MORTGAGE BACKED FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain commercial mortgages-backed loans (the “Loan Pool”), which were agreed to by the Issuer and the Co-Arrangers. The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer and the Co-Arrangers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, and to the Co-Arrangers.

Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Co-Arrangers even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

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© 2021 Deloitte LLP. All rights reserved.

The procedures that we performed and our findings are as follows:

1.   Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data file ‘DT_PE Last Mile Logistics - Data Tape v2_for_AUP (27.05 update) v6.xlsx’ (the “First Pool Run”) containing information for 113 properties and 504 units associated with 328 tenants as at 13 May 2021 (the “Cut-off Date”). The Issuer requested that we perform the agreed upon procedures on 113 properties, and 126 units which represent 80.51% of the annual in-place rent as flagged in the First Pool Run (the “Sample”, and together with the First Pool Run, the “Sample Pool”).

We have carried out the Agreed upon Procedures on the Sample Pool during the period 11 May to 7 June 2021.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.11 under the Agreed upon Procedures sections below, have been limited to confirming that the selected attribute from the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the in the electronic dataroom “United EUR II Financing | Collaboration” (the “Dataroom”). We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the original lease agreement and amendment of lease agreement (together, the “lease agreement”, rent memorandum, invoice, deed of variation, measurement/technical DD report, the data file ‘ELI Portfolio - Acquisition dates (1).xlsx’ (the “acquisition file”), the file ‘JLL - Project United EU II - Valuation Overview - draft dd 07.06.2021 vDEL.xlsx’ and the valuation reports ‘7 - Avenida del Este - Spain.pdf’ and ‘104_Lisses_II_FRANCE.pdf’ (together, the “valuation report”).

2. Pool agreed upon procedures

For each property and tenant in the Sample Pool we carried out the following agreed upon procedures.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1 Property asset name

For each property in the Sample Pool, we confirmed whether the property asset name agreed to that shown on the lease agreement or valuation report. We found that the property asset name agreed to the lease agreement or valuation report, with no exception.

2.2 Property address

We were instructed that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to substantially agree the property address. In cases where the property asset name is the same as the property address in the Sample Pool and this was agreed to the valuation report, this was not deemed to be an error.

For each property in the Sample Pool, we confirmed whether the property address substantially agreed to that shown on the lease agreement or valuation report. We found that the property address substantially agreed to the lease agreement or valuation report, with no exception.

2.3 Property market value

For the purposes of the following test, we used a currency exchange rate of EUR/DKK = 0.13447763 to convert the property market value from Danish Krone to Euro where the valuation report states an amount in Danish Krone.

For each property in the Sample Pool, we confirmed whether the property market value agreed to that shown on the valuation report. We found that the property market value agreed to the valuation report, with no exception.

2.4 Date of valuation

For each property in the Sample Pool, we confirmed whether the date of valuation agreed to that shown on the valuation report. We found that the date of valuation agreed to the valuation report, with no exception.

2.5 Property gross market rent (ERV)

For the purposes of the following test, we used a currency exchange rate of EUR/DKK = 0.13447763 to convert the property ERV from Danish Krone to Euro where the valuation report states an amount in Danish Krone.

For each property in the Sample Pool, we confirmed whether the property gross market rent (ERV) agreed to that shown on the valuation report. We found that the property gross market rent (ERV) agreed to the valuation report, with no exception.

2.6 Tenant name

For each tenant in the Sample Pool, we confirmed whether the tenant name substantially agreed to that shown on the lease agreement or deed of variation. Substantially agreed is defined as being able to identify the name in the lease agreement where spelling errors had occurred, or the tenant’s legal entity name is incomplete in the Sample Pool. We found that the tenant name substantially agreed to the lease agreement or deed of variation, except for 4 cases.

Tenant Name	Description of exception
Collico Oy (Unit 2)	Lease agreement not available
France Cargo Handling (Unit 7)	Lease agreement not available
SA France Handling (Unit 13)	Lease agreement not available
SA France Handling (Unit 9)	Lease agreement not available

2.7 Unit area (SQM)

For each tenant in the Sample Pool, we confirmed whether the unit area agreed, to within +/-0.5%, to that shown on the lease agreement or measurement/technical DD report. We found that the unit area agreed, to within +/-0.5%, to the lease agreement or measurement/technical DD report, except for 10 cases.

Tenant Name	Description of exception
Collico Oy (Unit 2)	Lease agreement is not available
HUB logistics Finland Oy (Unit 14)	Sample Pool = 1,653; Lease agreement = 1,695
Nomeco A/S (Unit 9)	Sample Pool = 2,383; Lease agreement = 2,503
Ucplus (Unit 2)	Sample Pool = 2,044; Lease agreement = 3,635
Vital-Aire (Unit 2)	Sample Pool = 6,130; Lease agreement = unit area is not stated
Daher (Unit 3)	Sample Pool = 2,544; Lease agreement = unit area is not stated
France Cargo Handling (Unit 7)	Lease agreement not available
SA France Handling (Unit 13)	Lease agreement not available

Rabelink Logistics B.V. & Co. KG (Unit 1)	Sample Pool = 11,224; Lease agreement = 14,046; Measurement DD report = 13,929
Ushio (Unit 1)	Sample Pool = 1,276; Lease agreement = 1,626

2.8 Total rent per annum

For the purposes of the following test, we used a currency exchange rate of EUR/DKK = 0.13445 to convert the total rent per annum from Danish Krone to Euro where the source document states an amount in Danish Krone.

For each tenant in the Sample Pool, we confirmed whether the total rent per annum agreed, to within +/-1%, to that shown on the lease agreement plus indexation, where applicable, rent memorandum or invoice. We found that the total rent per annum agreed, to within +/-1%, to the lease agreement plus indexation, where applicable, rent memorandum or invoice, except for 7 cases.

Tenant Name	Description of exception
Collico Oy (Unit 2)	Lease agreement is not available
Lehile Oy (Unit 1)	Sample Pool = 748,824; Invoice = 746,554
Harvey Norman Leasing (Dublin) Limited (Unit 1)	Sample Pool = 317,500; Lease agreement = 310,000
Unit F - Qualcomm Technologies Nehterlands BV (Unit 11)	Sample Pool = 148,154; Lease agreement = 155,416
Film Gear (Unit 4)	Sample Pool = 406,979; Invoice = 419,645
Mora Metrology (Unit 1)	Sample Pool = 313,854; Lease agreement = 144,000 until 31 July 2021; 313,854 until termination date of 31 October 2021
Salzgitter Mannesmann Stahlhandel Gmbh (Unit 1)	Sample Pool = 1,216,748; Lease agreement = 1,303,308

2.9 Lease start date

For each tenant in the Sample Pool, we confirmed whether the lease start date or amendment date agreed, to within +/- 31 days, to that shown on the lease agreement or acquisition file. We found that the lease start date or amendment date agreed, to within +/- 31 days, to the lease agreement or acquisition file, except for 8 cases.

Tenant Name	Description of exception
Collico Oy (Unit 2)	Lease agreement is not available
Gardner Denver Oy (Unit 1)	Sample Pool = 01/10/2020; Lease agreement = 04/03/2016
Epodex Gmbh (Unit 1)	Sample Pool = 31/03/2021; Lease agreement = handover date in accordance with the agreement until 1 July 2021
Kodi Diskontläden Gmbh (Unit 1)	Sample Pool = 31/03/2020; Lease agreement = start date is not stated
Kodi Diskontläden Gmbh (Unit 2)	Sample Pool = 31/03/2020; Lease agreement = start date is not stated
France Cargo Handling (Unit 7)	Lease agreement not available
SA France Handling (Unit 9)	Lease agreement not available
SA France Handling (Unit 13)	Lease agreement not available

2.10 Lease break date

For each tenant in the Sample Pool, we confirmed whether the lease break date agreed, to within +/- 31 days, to that shown on the lease agreement. We found that the lease break date agreed to that shown on the lease agreement, except for 14 cases.

Tenant Name	Description of exception
Collico Oy (Unit 2)	Lease agreement is not available
Nomeco A/S (Unit 6)	Sample Pool = 30/06/2021; Lease agreement = rolling lease with 6 months’ notice
Nomeco A/S (Unit 7)	Sample Pool = 30/06/2021; Lease agreement = rolling lease with 3 months’ notice
Nomeco A/S (Unit 8)	Sample Pool = 30/06/2021; Lease agreement = rolling lease with 3 months’ notice
Nomeco A/S (Unit 8)	Sample Pool = 30/06/2021; Lease agreement = rolling lease with 3 months’ notice
Nomeco A/S (Unit 9)	Sample Pool = 30/06/2021; Lease agreement = rolling lease with 3 months’ notice
Nomeco A/S (Unit 10)	Sample Pool = 30/06/2021; Lease agreement = rolling lease with 3 months’ notice
Ucplus (Unit 2)	Sample Pool = 31/07/2021; Lease agreement = break date is not stated
MA Automotive (Unit 3)	Sample Pool = 30/06/2024; Lease agreement = break date is not stated
Hansa-Flex AG (Unit 1)	Sample Pool = 31/03/2025; Lease agreement = break date is not stated
Vital-Aire (Unit 2)	Sample Pool = 31/03/2026; Lease agreement = break date is not stated
France Cargo Handling (Unit 7)	Lease agreement not available
SA France Handling (Unit 9)	Lease agreement not available
SA France Handling (Unit 13)	Lease agreement not available

2.11 Lease expiry date

For each tenant in the Sample Pool, we confirmed whether the lease expiry date agreed, to within +/- 31 days, to that shown on the lease agreement. We found that the lease expiry date agreed, to within +/- 31 days, to the lease agreement, except for 16 cases.

Tenant Name	Description of exception
Collico Oy (Unit 2)	Lease agreement is not available
Collico Oy (Unit 3)	Sample Pool = 20/04/2023; Lease agreement = rolling lease with 3 months’ notice
Gardner Denver Oy (Unit 1)	Sample Pool = 31/03/2023; Lease agreement = rolling lease with 24 months’ notice
MA Automotive (Unit 3)	Sample Pool = 30/06/2026; Lease agreement = 30/06/2024
Hansa-Flex AG (Unit 1)	Sample Pool = 30/03/2030; Lease agreement = 31/03/2025
Vital-Aire (Unit 2)	Sample Pool = 29/03/2035; Lease agreement = 31/03/2026
Biomet Global Supply Chain Center B.V. (Unit 2)	Sample Pool = 31/05/2021; Lease agreement = 31/05/2018
Eurapon (Unit 2)	Sample Pool = 30/06/2021; Lease agreement = lease term is unlimited with 6 months notice
TNT Express GmbH (Unit 1)	Sample Pool = 30/06/2024; Lease agreement = 31/03/2021, amendment of lease agreement is not available
Kodi Diskontläden Gmbh (Unit 1)	Sample Pool = 30/06/2027; Lease agreement = 7 years fixed term
Kodi Diskontläden Gmbh (Unit 2)	Sample Pool = 30/06/2027; Lease agreement = 7 years fixed term
France Cargo Handling (Unit 7)	Lease agreement not available
SA France Handling (Unit 9)	Lease agreement not available
SA France Handling (Unit 13)	Lease agreement not available
Harvey Norman Leasing (Dublin) Limited (Unit 1)	Sample Pool = 25/05/2026; Lease agreement = 25/03/2026
Ucplus (Unit 2)	Sample Pool = 04/12/2023; Lease agreement = 31/01/2024

3. Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4. Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 15 June 2021, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer and the Co-Arrangers and is not intended to be and should not be used by anyone other than the Issuer and the Co-Arrangers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

/s/ Deloitte LLP

Deloitte LLP